Schedule of investment in associates (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Investment In Associates
Unquoted shares - at cost beginning	$ 1,493,850	$ 1,493,850
Disposal during the financial year	(677)
Reclassification to Other Investment during the financial year (Note 8)	(1,492,955)
Unquoted shares- at cost end	218	1,493,850
Accumulated impairment loss beginning	(257)	(257)
Reversal of impairment during the financial year	263
Exchange difference	(6)
Accumulated impairment loss ending		(257)
Unquoted shares- at cost, net	218	1,493,593
Share of post-acquisition reserve beginning	3,151	13,911
Share profit((loss) during the financial year	14,449	(10,760)
Share of post-acquisition reserve ending	17,600	3,151
Share of post- acquisition reserve, net	17,818	1,496,744
Exchange differences	788	99,432
Investment in associates	$ 18,606	$ 1,596,176